Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of currency exchange rates
	June 30, 2022	December 31, 2021	June 30, 2021
Period-end spot rate	US$1= RMB 6.7114	US$1= RMB 6.3757	US$1= RMB 6.4601
Average rate	US$1= RMB 6.4835	US$1= RMB 6.4515	US$1= RMB 6.4718

Schedule of Plants, property and equipment are stated at cost less accumulated depreciation
Building	30 years
Electronic equipment	3 years
Furniture, fixtures and equipment	3 years
Vehicle	3 years
Leasehold improvements	The shorter of useful life and lease term